Consolidated Statements of Operations and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Jun. 30, 2018 CNY (¥) ¥ / shares shares
Net revenues:
Wealth management | ¥		¥ 106,444	¥ 193,082	¥ 140,403
Corporate financing | ¥		6	6,271	13,710
Asset management | ¥		23,033	2,767	103
Information technology and others | ¥			1,111	11,595
Total net revenues | ¥		129,483	203,231	165,811
Operating costs and expenses:
Cost of sales | ¥		(31,759)	(31,092)	(28,825)
Selling expenses | ¥		(84,074)	(67,487)	(45,470)
General and administrative expenses | ¥		(67,174)	(48,572)	(28,623)
Total operating costs and expenses | ¥		(183,007)	(147,151)	(102,918)
Income (loss) from operations | ¥		(53,524)	56,080	62,893
Other income, net:
Investment income | ¥		1,499	172	5,144
Interest income | ¥		11,003	5,956	3,640
Interest expenses | ¥			(1,048)
Other, net | ¥		5,077	259	201
Income (loss) before income taxes | ¥		(35,945)	61,419	71,878
Income tax (expense) benefit | ¥		2,394	(9,396)	(8,261)
Net income (loss) | ¥		(33,551)	52,023	63,617
Less: net loss attributable to non-controlling interests | ¥		(648)	(1,508)	(979)
Net income (loss) attributable to Puyi Inc.'s shareholders | ¥		¥ (32,903)	¥ 53,531	¥ 64,596
Net income (loss) per share:
Basic and diluted | ¥ / shares		¥ (0.364)	¥ 0.63	¥ 0.807
Weighted average number of shares used in computation:
Basic and diluted | shares	90,472,014	90,472,014	84,997,628	80,000,000
Net income (loss) | ¥		¥ (33,551)	¥ 52,023	¥ 63,617
Other comprehensive income, net of tax: Foreign currency translation adjustments | ¥		456	11
Total Comprehensive income (loss) | ¥		(33,095)	52,034	63,617
Less: Comprehensive loss attributable to the non-controlling interests | ¥		(648)	(1,508)	(979)
Comprehensive income (loss) attributable to Puyi Inc.’s shareholders | ¥		¥ (32,447)	¥ 53,542	¥ 64,596
ADS
Net income (loss) per share:
Basic and diluted | ¥ / shares		¥ (0.546)	¥ 0.945	¥ 1.211
US$
Net revenues:
Wealth management | $	$ 15,066
Corporate financing | $	1
Asset management | $	3,260
Information technology and others | $
Total net revenues | $	18,327
Operating costs and expenses:
Cost of sales | $	(4,495)
Selling expenses | $	(11,900)
General and administrative expenses | $	(9,508)
Total operating costs and expenses | $	(25,903)
Income (loss) from operations | $	(7,576)
Other income, net:
Investment income | $	212
Interest income | $	1,557
Interest expenses | $
Other, net | $	719
Income (loss) before income taxes | $	(5,088)
Income tax (expense) benefit | $	339
Net income (loss) | $	(4,749)
Less: net loss attributable to non-controlling interests | $	(92)
Net income (loss) attributable to Puyi Inc.'s shareholders | $	$ (4,749)
Net income (loss) per share:
Basic and diluted | $ / shares	$ (0.051)
Weighted average number of shares used in computation:
Basic and diluted | shares	90,472,014	90,472,014
Net income (loss) | $	$ (4,749)
Other comprehensive income, net of tax: Foreign currency translation adjustments | $	65
Total Comprehensive income (loss) | $	(4,684)
Less: Comprehensive loss attributable to the non-controlling interests | $	(92)
Comprehensive income (loss) attributable to Puyi Inc.’s shareholders | $	$ (4,592)
US$ | ADS
Net income (loss) per share:
Basic and diluted | $ / shares	$ (0.077)